Exhibit 99.2

Client Name:	Wells Fargo Home Mortgage, Inc.
Client Project Name:	WFMBS 2022-1
Start - End Dates:	03/2020 - 09/2021
Deal Loan Count:	283

Loan Level Tape Compare Upload

Loans in Report	283

Alt Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data
0591919625	XXXXXX	Cash Reserves	178853.57	254364.16
0589653309	XXXXXX	Cash Reserves	412780.19	413548.04
0329214567	XXXXXX	Cash Reserves	309588.72	309561.61
0329214567	XXXXXX	Original Appraised Value	XXXXXX	XXXXXX
0257299882	XXXXXX	Cash Reserves	889589.95	875851.64
0712906816	XXXXXX	Combined LTV	39	29
0456916385	XXXXXX	Combined LTV	66	65
0456916385	XXXXXX	Debt to Income Ratio (Back)	33.0500	36.7240
0953373163	XXXXXX	Combined LTV	50	32
0696104514	XXXXXX	Debt to Income Ratio (Back)	40.7100	37.3539
0920350254	XXXXXX	Combined LTV	42	24
0319666688	XXXXXX	Self Employed Flag	Yes	No
0194449113	XXXXXX	Debt to Income Ratio (Back)	34.0000	23.2142
0031683987	XXXXXX	Debt to Income Ratio (Back)	47.3300	21.2853
0631832071	XXXXXX	Debt to Income Ratio (Back)	33.1200	29.4568
0729834941	XXXXXX	Debt to Income Ratio (Back)	35.1200	31.4313
0729834941	XXXXXX	Self Employed Flag	No	Yes
0929483932	XXXXXX	Self Employed Flag	Yes	No
0475337134	XXXXXX	Debt to Income Ratio (Back)	30.7000	26.6072
0535439334	XXXXXX	Debt to Income Ratio (Back)	38.4500	26.7844
0535439334	XXXXXX	Property Type	Rowhouse	Detached PUD
0604192470	XXXXXX	Debt to Income Ratio (Back)	45.2100	48.3297
0452635909	XXXXXX	First Time Home Buyer	Yes	No
0131676703	XXXXXX	Debt to Income Ratio (Back)	35.7300	45.7127
0221480097	XXXXXX	Debt to Income Ratio (Back)	20.0200	16.2908
0447475177	XXXXXX	Self Employed Flag	No	Yes
0579842159	XXXXXX	Combined LTV	46	39
0579842159	XXXXXX	Debt to Income Ratio (Back)	39.3000	33.4575
0035393275	XXXXXX	Combined LTV	70	54
0035393275	XXXXXX	Debt to Income Ratio (Back)	30.4500	25.7956
0498381241	XXXXXX	Debt to Income Ratio (Back)	28.6500	21.7702
0168160028	XXXXXX	Debt to Income Ratio (Back)	41.8500	45.4300
0491836125	XXXXXX	Combined LTV	80	78
0182729043	XXXXXX	First Time Home Buyer	No	Yes
0149152454	XXXXXX	Debt to Income Ratio (Back)	24.8100	40.1738
0131143074	XXXXXX	Self Employed Flag	No	Yes
0235703331	XXXXXX	Combined LTV	54	50
0780330810	XXXXXX	Debt to Income Ratio (Back)	47.1700	44.0295
0318980138	XXXXXX	Debt to Income Ratio (Back)	43.7800	32.9580
0074744228	XXXXXX	Debt to Income Ratio (Back)	42.6000	39.5883

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